Leases	12 Months Ended
Jun. 30, 2022
Presentation Of Leases For Lessee [Abstract]
Leases

Note 21 Leases

This note provides information for leases where the group is the lessee.

Amounts recognized in the balance sheet

The balance sheet shows the following amounts relating to leases:

	June 30,
	2022	2021

Right-of-use assets - Buildings	$7,443,048	$7,406,943

Lease liabilities
Current	$489,846	$410,792
Non-current	7,265,686	7,120,396
Total	$7,755,532	$7,531,188

There were no additions to the right-of-use assets during the 2022 financial year (2021: $5,084,858). The movement of $36,105 consists of depreciation expense of $593,980 and a foreign currency gain of $630,085. Refer to Note 31, Financial risk management, for a maturity analysis of lease liabilities.

Amounts recognized in the statement of profit or loss and other comprehensive income

The statement of profit or loss and other comprehensive income shows the following amounts relating to leases:

	Year Ended June 30,
	2022	2021	2020

Depreciation of right-of-use assets - Buildings	$593,980	$197,680	$210,381
Interest expense	$312,786	$123,763	$112,303

The total cash outflow for leases in the year ended June 30, 2022 was $425,506 (2021: $190,426). The Group had no short-term leases at June 30, 2022 and 2021.